Oct. 14, 2015
The Tocqueville International Value Fund
The Tocqueville International Value Fund
Supplement dated October 14, 2015

to the

Prospectus dated February 27, 2015

The Tocqueville International Value Fund (the “Fund”)

a series of Tocqueville Trust (the “Trust”)

Effective immediately, the following changes apply with respect to The Tocqueville International Value Fund:

The following is inserted at the end of the first paragraph under “Principal Investment Strategies” in the summary prospectus section for The Tocqueville International Value Fund on page 7 of the Prospectus:

“The Adviser may hedge the Fund’s foreign currency exposure by selling foreign currency forward contracts.”

The following is inserted under “Principal Risks” in the summary prospectus section for The Tocqueville International Value Fund on page 8 of the Prospectus:

“The International Value Fund may also be subject to risks particular to its foreign currency hedging strategy, including:

•
A fund that enters into foreign currency forward contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his judgment of future exchange rate changes; and

•
The use of derivatives can lead to losses, including those magnified by leverage. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.”

Please retain this supplement with your Prospectus.